Subsequent Event	12 Months Ended
Sep. 30, 2014
Subsequent Event
Subsequent Event

24. Subsequent Events

Acquisition of URS Corporation

On October 17, 2014, the Company completed the acquisition of the U.S. headquartered URS Corporation (URS), a leading international provider of engineering, construction, and technical services, by purchasing 100% of the outstanding shares of URS common stock. The Company paid a total consideration of approximately $2.3 billion in cash and issued approximately $1.6 billion of AECOM common stock to the former stockholders and certain equity award holders of URS. In connection with the acquisition, the Company also assumed URS’s senior notes totaling $1.0 billion, and subsequently repaid in full URS’s $0.6 billion 2011 term loan and URS’s $0.1 billion revolving line of credit. Upon the occurrence of a change in control of URS, the URS senior noteholders had a right to redeem their notes at a cash price equal to 101% of the principal amount of the notes. The acquisition of URS was considered a change in control of URS and, as a result on October 24, 2014, the Company purchased $0.6 billion of URS’s senior notes from the noteholders.

Senior Unsecured Notes

On October 6, 2014, the Company completed a private placement offering of $800,000,000 aggregate principal amount of its 5.750% Senior Notes due 2022 (the 2022 Notes) and $800,000,000 aggregate principal amount of its 5.875% Senior Notes due 2024 (the 2024 Notes and, together with the 2022 Notes, the Notes).

At any time prior to October 15, 2017, the Company may redeem all or part of the 2022 Notes, at a redemption price equal to 100% of their principal amount, plus a “make whole” premium as of the redemption date, and accrued and unpaid interest (subject to the rights of holders of record on the relevant record date to receive interest due on the relevant interest payment date). In addition, at any time prior to October 15, 2017, the Company may redeem up to 35% of the original aggregate principal amount of the 2022 Notes with the proceeds of one or more equity offerings, at a redemption price equal to 105.750%, plus accrued and unpaid interest. Furthermore, at any time on or after October 15, 2017, the Company may redeem the 2022 Notes, in whole or in part, at once or over time, at the specified redemption prices plus accrued and unpaid interest thereon to the redemption date. At any time prior to July 15, 2024, the Company may redeem on one or more occasions all or part of the 2024 Notes at a redemption price equal to the sum of (i) 100% of the principal amount thereof, plus (ii) a “make-whole” premium as of the date of the redemption, plus any accrued and unpaid interest to the date of redemption. In addition, on or after July 15, 2024, the 2024 Notes may be redeemed by the Company at a redemption price of 100% of the principal amount thereof, plus accrued and unpaid interest to the date of redemption.

The indenture contains customary events of default, including, among other things, payment default, exchange default, failure to provide certain notices thereunder and certain provisions related to bankruptcy events. The indenture also contains customary negative covenants.

In connection with the offering of the Notes, the Company and the guarantors entered into a Registration Rights Agreement, dated as of October 6, 2014 and agreed to use commercially reasonable efforts to (i) file with the U.S. Securities and Exchange Commission (SEC) a registration statement relating to the registered exchange offer (the Exchange Offer) to exchange the Notes for a new series of the Company’s exchange notes having terms substantially identical in all material respects to, and in the same aggregate principal amount as the Notes, (ii) cause the Exchange Offer registration statement to be declared effective by the SEC on or prior to the 390th day following October 6, 2014 (or if such 390th day is not a business day, the next succeeding business day (the Exchange Date)), (iii) cause the Exchange Offer registration statement to be effective continuously and keep the exchange offer open for a period not less than 30 days after the date notice of the exchange offer is mailed to the holders of the Notes and (iv) cause the Exchange Offer to be consummated in no event later than the Exchange Date.

Under certain circumstances, the Company and the guarantors have agreed to use their commercially reasonable efforts to (i) file a shelf registration statement relating to the resale of the Notes on or prior to the Exchange Date (such date being the Shelf Filing Deadline), (ii) cause the shelf registration statement to be declared effective not later than the 60th day after the Shelf Filing Deadline (or if such 60th day is not a business day, the next succeeding business day) and (iii) keep such shelf registration continuously effective until two years after its effective date (or such shorter period that will terminate when all the Notes covered thereby have been sold pursuant thereto).

If the Company fails to meet any of these targets, the annual interest rate on the Notes will increase by 0.25%, and will increase by an additional 0.25% for each subsequent 90-day period during which the default continues, up to a maximum additional interest rate of 1.0% per year. If the Company cures the default, the interest rate on the Notes will revert to the original level.

Credit Agreement; Security Agreement

In connection with the acquisition of URS, on October 17, 2014, the Company entered into a new credit agreement (the Credit Agreement). The Credit Agreement consists of (i) a term loan A facility in an aggregate principal amount of $1.925 billion, (ii) a term loan B facility in an aggregate principal amount of $0.76 billion, (iii) a revolving credit facility in an aggregate principal amount of $1.05 billion, and (iv) an incremental performance letter of credit facility in an aggregate principal amount of $500 million. These facilities under the Credit Agreement may be increased by an additional amount of up to $500 million.

Pursuant to the Credit Agreement, certain subsidiaries of the Company (the Guarantors) have guaranteed the obligations of the borrowers under the Credit Agreement. The borrowers’ obligations under the Credit Agreement are secured by a lien on substantially all of the assets of the Company and the Guarantors pursuant to a security and pledge agreement (the Security Agreement). The collateral under the Security Agreement is subject to release upon fulfillment of certain conditions specified in the Credit Agreement and Security Agreement.

The Credit Agreement and related loan documents contain covenants that limit the ability of the Company and certain of its subsidiaries to, among other things:

•	create, incur, assume, or suffer to exist liens;

•	incur or guarantee indebtedness;

•	pay dividends or repurchase stock;

•	enter into transactions with affiliates;

•	consummate asset sales, acquisitions or mergers;

•	enter into certain type of burdensome agreements; or

•	make investments.

The Credit Agreement also requires compliance with certain financial covenants, including a maximum consolidated leverage ratio and a minimum consolidated interest coverage ratio, in each case calculated as set forth in the Credit Agreement.

The Credit Agreement contains customary events of default, including:

•	a change of control;

•	failure to make required payments;

•	failure to comply with certain agreements or covenants;

•	failure to pay, or acceleration of, certain other indebtedness;

•	certain events of bankruptcy and insolvency; and

•	failure to pay certain judgments.

The Credit Agreement replaced (i) the Company’s Second Amended and Restated Credit Agreement, dated as of June 7, 2013, and (ii) the Company’s Fourth Amended and Restated Credit Agreement, dated as of January 29, 2014, which such prior facilities were terminated and repaid in full on October 17, 2014 in connection with the entry into the Credit Agreement.

In connection with the consummation of the URS acquisition on October 17, 2014, AECOM also prepaid in full $300 million face value (plus accrued interest as well as a prepayment penalty of $56 million) of its 5.43% Series A notes due July 2020 and 1.00% Senior Discount Notes, Series B, due July 2022. Borrowings under the Credit Agreement were used to prepay the Senior Notes.

URS Senior Notes

The URS senior notes are general unsecured senior obligations of AECOM Global II, LLC (as successor in interest to URS) and URS Fox US LP and are fully and unconditionally guaranteed on a joint-and-several basis by certain former URS domestic subsidiary guarantors.